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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

Investment Company Act File Number: 811-07445

Name of Registrant:SEI Asset Allocation Trust

Address of Principal Executive Offices:
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:
            Timothy D. Barto, Esquire
            SEI Asset Allocation Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Bockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
                       March 31

Date of reporting period:
            07/01/2015    -   06/30/2016


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Registrant Name :SEI Asset Allocation Trust
Fund Name :AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :SEI Asset Allocation Trust
Fund Name :CONSERVATIVE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :CONSERVATIVE STRATEGY FUND
covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :CORE MARKET STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :CORE MARKET STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :DEFENSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :DEFENSIVE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :MARKET GROWTH STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :MARKET GROWTH STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :MODERATE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :MODERATE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name :TAX-MANAGED AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SEI Asset Allocation Trust

By:                    Robert A. Nesher

Name:                  /s/Robert A. Nesher

Title:                 President

Date:                  Aug 23 2016
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